Property and Equipment	12 Months Ended
Aug. 31, 2015
Property and Equipment [Abstract]
Property and Equipment

(4) Property and Equipment

Property and equipment are summarized as follows:

	As of
	August 31,
	2015	2014
Land	$43	$43
Automobiles and trucks	44	1,113
Buildings	1,215	1,215
Office, laboratory, farm and warehouse equipment and furniture	10,863	12,718
Leasehold improvements	5,659	5,659
	17,824	20,748
Less accumulated depreciation and amortization	(16,566)	(17,752)
Property and equipment, net	$1,258	$2,996